SIGNIFICANT ACCOUNTING POLICIES - Rights of use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2022
Argentina Pesos
Significant accounting policies
Discount rate	9.30%
Guaranies
Significant accounting policies
Discount rate	8.22%
Denominated in USD
Significant accounting policies
Discount rate	6.60%
Minimum
Significant accounting policies
Average useful life of leased assets	1 year
Maximum
Significant accounting policies
Average useful life of leased assets	6 years